PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Disclosure Of Property Plant And Equipments [Abstract]
Disclosure of property, plant and equipment [text block]
NOTE 7. PROPERTY, PLANT AND EQUIPMENT

	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$
Property, plant and equipment, net
Construction work in progress	725,744	611,424
Land	931,333	882,222
Buildings	3,663,306	3,774,756
Plant and equipment	3,984,319	4,074,957
Information technology equipment	41,250	42,659
Fixtures and fittings	12,288	12,795
Motor vehicles	54,744	50,678
Other property, plant and equipment	197,087	157,625
Total net	9,610,071	9,607,116

Property, plant and equipment, gross
Construction work in progress	725,744	611,424
Land	931,333	882,222
Buildings	6,505,187	6,425,405
Plant and equipment	8,988,084	8,947,315
Information technology equipment	141,492	136,672
Fixtures and fittings	55,785	54,560
Motor vehicles	119,251	108,528
Other property, plant and equipment	215,056	175,501
Total gross	17,681,932	17,341,627

Accumulated depreciation and impairment
Buildings	(2,841,881)	(2,650,649)
Plant and equipment	(5,003,765)	(4,872,358)
Information technology equipment	(100,242)	(94,013)
Fixtures and fittings	(43,497)	(41,765)
Motor vehicles	(64,507)	(57,850)
Other property, plant and equipment	(17,969)	(17,876)
Total	(8,071,861)	(7,734,511)

Description of property, plant and equipment pledged as security for liabilities

As of December 31, 2024, there are no significant assets pledged as collateral to be
disclosed in these consolidated financial statements.

Disbursements commitments for the acquisition of property, plant and equipment and disbursements for property, plant and equipment under construction.

	12-31-2024	12-31-2023
	ThU.S.$	ThU.S.$
Amount committed for the acquisition of property, plant and equipment	1,918,997	239,815

Reconciliation of property, plant and equipment

The following tables set forth the reconciliation of the carrying amount of property, plant and equipment as of December 31, 2024 and December 31, 2023
:

Reconciliation of property, plant and	Construction work in progress	Land	Buildings	Plant and equipment	IT equipment	Fixtures and fittings	Motor vehicles	Other property, plant and equipment	Total
equipment	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance 01-01-2024	611,424	882,222	3,774,756	4,074,957	42,659	12,795	50,678	157,625	9,607,116
Changes
Additions	627,882	34,531	10,667	59,509	687	778	4,107	33,279	771,440
Business combination	-	29,972	274	14	-	12	-	4	30,276
Disposals	(560)	(524)	(5,091)	(1,681)	(43)	(99)	(914)	-	(8,912)
Withdrawals	(3,864)	(139)	(3,416)	(14,129)	(158)	(30)	(251)	(741)	(22,728)
Depreciation	-	-	(222,523)	(393,772)	(8,504)	(3,073)	(9,476)	(1,297)	(638,645)
Impairment loss recognized in profit or loss	-	-	(1,082)	(7,799)	(35)	(567)	-	-	(9,483)
Increase (decrease) through net exchange differences	(23,171)	(22,583)	(16,113)	(42,634)	(394)	(96)	(2,624)	(4,402)	(112,017)
Reclassification of assets held for sale	-	(3,601)	-	-	-	-	-	12,000	8,399
Transfers from construction in progress closed and reclassifications	(485,967)	11,455	125,834	322,902	7,038	2,568	15,551	619	-
Reclassification from lease to property, plant and equipment	-	-	-	292	-	-	-	-	292
Decrease through transfers of leasing assets	-	-	-	(13,340)	-	-	(2,327)	-	(15,667)
Total changes	114,320	49,111	(111,450)	(90,638)	(1,409)	(507)	4,066	39,462	2,955
Closing balance 12-31-2024	725,744	931,333	3,663,306	3,984,319	41,250	12,288	54,744	197,087	9,610,071

Reconciliation of property, plant and	Construction work in progress	Land	Buildings	Plant and equipment	IT equipment	Fixtures and fittings	Motor vehicles	Other property, plant and equipment	Total
equipment	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance 01-01-2023	3,592,689	893,237	2,085,868	2,760,925	22,642	11,017	45,927	130,030	9,542,335
Changes
Additions	686,387	20,611	41,435	63,303	1,135	329	5,379	26,784	845,363
Business combination	-	-	19	428	-	13	2	227	689
Disposals	(242)	(2,348)	(1,669)	(7,087)	(839)	(5)	(107)	-	(12,297)
Withdrawals	(1,659)	(266)	(1,533)	(11,957)	(14)	(14)	(24)	-	(15,467)
Depreciation	-	-	(218,546)	(394,057)	(8,954)	(3,425)	(8,852)	(1,430)	(635,264)
Impairment loss recognized in profit or loss	-	-	(20,883)	(48,527)	(322)	(14)	(5)	-	(69,751)
Increase (decrease) through net exchange differences	2,717	9,635	14,069	41,432	177	46	1,441	1,200	70,717
Reclassification of assets held for sale	(2,524)	(38,647)	(5,384)	(17,628)	(326)	(67)	(4,388)	-	(68,964)
Transfers from construction in progress closed and reclassifications	(3,665,944)	-	1,881,380	1,717,243	29,160	4,915	32,432	814	-
Reclassification from lease to property, plant and equipment	-	-	-	455	-	-	-	-	455
Decrease through transfers of leasing assets	-	-	-	(29,573)	-	-	(21,127)	-	(50,700)
Total changes	(2,981,265)	(11,015)	1,688,888	1,314,032	20,017	1,778	4,751	27,595	64,781
Closing balance 12-31-2023	611,424	882,222	3,774,756	4,074,957	42,659	12,795	50,678	157,625	9,607,116

The depreciation expense for the period ended December 31, 2024, 2023 and 2022 is as follows:

	January-December
	2024	2023	2022
Depreciation for the year	ThU.S.$	ThU.S.$	ThU.S.$
Cost of sales	584,343	535,244	408,248
Administrative expenses	30,007	29,009	18,413
Other expenses	14,709	46,122	15,009
Total	629,059	610,375	441,670

The useful lives of property, plant and equipment are estimated based on the expected use of the assets. The average useful lives by asset class are as follow:

Years of Useful Life (Average)
Buildings	58
Plant and equipment	30
Information technology equipment	8
Fixtures and fittings	28
Motor vehicles	7
Other property, plant and equipment	14

As of December 31, 2024 and 2023 there are not significant costs for capitalized borrowing (see Note 12).